Deferred Charges (Tables)	12 Months Ended
Jul. 31, 2022
Deferred Charges [Abstract]
Schedule of deferred charges
	July 31, 2022		July 31, 2021
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$5,649,633	$2,077,445	$5,266,672	$1,579,460
Professional fees for leasing	127,810	85,358	127,810	75,779
Total	$5,777,443	$2,162,803	$5,394,482	$1,655,239

Schedule of estimated aggregate amortization expense
Year Ended July 31	Amortization
2023	$447,803
2024	$421,307
2025	$380,093
2026	$357,601
2027	$323,830